SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2023
Properties [Member]
IfrsStatementLineItems [Line Items]
Useful life property, plant and equipment	20 years
Machinery [member]
IfrsStatementLineItems [Line Items]
Useful life property, plant and equipment	10 years
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Useful life property, plant and equipment	5 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life property, plant and equipment	4 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life property, plant and equipment	5 years
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life property, plant and equipment	4 years
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life property, plant and equipment	5 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Useful life property, plant and equipment	5 years